15. DERIVATIVE WARRANT LIABILITY (Details 2) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Change in Gain (loss) on derivative liability
Balance at January 1, 2014 and March 31, 2014	$ 647,640	$ 0
Original Recognition on Derivative liabilty	0	(868,908)
Changes in estimated fair market liability	223,876	445,144
Gain, (loss) on derivative liabilty as of June 30, 2014	$ 423,764	$ 423,764